Financial Instruments - Summary of Fair Values of Financial Assets and Financial Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018		Jan. 01, 2018	[2]	Dec. 31, 2017
Financial assets
Cash and cash equivalents		€ 4,185	[1]	€ 3,230	[2]	€ 3,317
Financial assets at amortised cost	[3]	798		629
Financial assets at fair value through other comprehensive income	[4]	266		329
Financial liabilities
Lease liabilities	[5]	(1,919)		(1,981)	[2]
Derivatives	[5]	(270)		(402)	[2]
Other financial liabilities	[5]	(125)		(149)	[2]
Financial liabilities		28,257	[5],[6]	26,738	[2],[5],[6]			€ 26,417
Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets		134		194
Other [member]
Financial assets at fair value through profit or loss:
Financial assets	[7]	583		364
Fair value [member]
Financial assets
Cash and cash equivalents		4,185		3,230	[2]
Financial assets at amortised cost		798		629	[2]
Financial assets at fair value through other comprehensive income		266		329	[2]
Financial assets at fair value through profit or loss:
Financial assets		5,966		4,746	[2]
Financial liabilities
Bank loans and overdrafts		(853)		(816)	[2]
Bonds and other loans		(26,525)		(23,691)	[2]
Lease liabilities		(1,919)		(1,981)	[2]
Derivatives		(270)		(402)	[2]
Other financial liabilities		(183)		(150)	[2]
Financial liabilities		(29,750)		(27,040)	[2]
Fair value [member] | Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		134		194	[2]
Fair value [member] | Other [member]
Financial assets at fair value through profit or loss:
Financial assets		583		364	[2]
Carrying amount [member]
Financial assets
Cash and cash equivalents		4,185		3,230	[2]
Financial assets at amortised cost		798		629	[2]
Financial assets at fair value through other comprehensive income		266		329	[2]
Financial assets at fair value through profit or loss:
Financial assets		5,966		4,746	[2]
Financial liabilities
Bank loans and overdrafts		(853)		(814)	[2]
Bonds and other loans		(25,032)		(23,391)	[2]
Lease liabilities		(1,919)		(1,981)	[2]
Derivatives		(270)		(402)	[2]
Other financial liabilities		(183)		(150)	[2]
Financial liabilities		(28,257)		(26,738)	[2]
Carrying amount [member] | Derivatives [member]
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss		134		194	[2]
Carrying amount [member] | Other [member]
Financial assets at fair value through profit or loss:
Financial assets		€ 583		€ 364	[2]

[1]	For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[2]	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
[3]	Current financial assets at amortised cost include short-term deposits with banks with maturities longer than three months and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposit of €136 million (2018: €128 million) and investments in bonds of €56 million (2018: €93 million).
[4]	Included within non-current financial assets at fair value through other comprehensive income are equity investments of € 244 million (2018: €148 million). These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. The fair value movement in 2019 of these equity investments was €31 million (2018: €(9) million).
[5]	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
[6]	Includes options and other financial liabilities to acquire non-controlling interests in EAC Myanmar, USA, Japan and Italy refer to note 21.
[7]	Current Other Financial assets at fair value through profit or loss include A- or higher rated money and capital market instruments. Included within non-current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €54 million (2018: €59 million) and investments in a number of companies and financial institutions in North America, North Asia, South Asia and Europe.